UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1.	Schedule of Investments.

Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
96.3%	Other Investment Companies	1,622,558	1,616,570
6.4%	Short-Term Investments	108,598	108,598
102.7%	Total Investments	1,731,156	1,725,168
(2.7%)	Other Assets and Liabilities, Net		(46,105)
100.0%	Net Assets		1,679,063

Security	Number of Shares	Value ($)
Other Investment Companies 96.3% of net assets

U.S. Stocks 26.9%
Large-Cap 25.3%
Schwab U.S. Large-Cap ETF (a)	7,963	424,109
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF (a)	450	27,666
		451,775

International Stock 9.6%
Developed-Market Large-Cap 9.6%
Schwab International Equity ETF (a)	5,844	161,762

Real Assets 1.1%
Real Estate 1.1%
Schwab U.S. REIT ETF (a)	429	17,606

Fixed Income 55.4%
Inflation-Protected Bond 6.3%
Schwab U.S. TIPS ETF (a)	1,910	104,744
Intermediate-Term Bond 40.7%
Schwab U.S. Aggregate Bond ETF (a)	13,271	683,457
Treasury Bond 8.4%
Schwab Short-Term U.S. Treasury ETF (a)	2,800	141,176
		929,377

Security	Number of Shares	Value ($)
Money Market Fund 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.70% (a)(b)	56,033	56,050
Total Other Investment Companies
(Cost $1,622,558)		1,616,570
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 6.4% of net assets

Time Deposits 6.4%
Australia & New Zealand Banking Group Ltd.
0.26%, 01/03/17 (c)	43,967	43,967
Bank of Tokyo-Mitsubishi UFJ
0.26%, 01/03/17 (c)	20,664	20,664
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (c)	43,967	43,967
Total Short-Term Investments
(Cost $108,598)		108,598

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $1,731,156 and the unrealized appreciation and depreciation were $5,381 and ($11,369) respectively, with a net unrealized depreciation of ($5,988).
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$1,616,570	$—	$—	$1,616,570
Short-Term Investments[1]	—	108,598	—	108,598
Total	$1,616,570	$108,598	$—	$1,725,168
[1]	As categorized in Portfolio Holdings.
1

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
2

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
96.3%	Other Investment Companies	3,216,854	3,191,313
14.3%	Short-Term Investments	472,598	472,598
110.6%	Total Investments	3,689,452	3,663,911
(10.6%)	Other Assets and Liabilities, Net		(350,692)
100.0%	Net Assets		3,313,219

Security	Number of Shares	Value ($)
Other Investment Companies 96.3% of net assets

U.S. Stocks 28.4%
Large-Cap 26.6%
Schwab U.S. Large-Cap ETF (a)	16,526	880,175
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF (a)	968	59,513
		939,688

International Stock 10.2%
Developed-Market Large-Cap 10.2%
Schwab International Equity ETF (a)	12,251	339,108

Real Assets 1.1%
Real Estate 1.1%
Schwab U.S. REIT ETF (a)	924	37,921

Fixed Income 53.6%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF (a)	3,621	198,576
Intermediate-Term Bond 39.7%
Schwab U.S. Aggregate Bond ETF (a)	25,529	1,314,743
Treasury Bond 7.9%
Schwab Short-Term U.S. Treasury ETF (a)	5,179	261,125
		1,774,444

Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.70% (a)(b)	100,122	100,152
Total Other Investment Companies
(Cost $3,216,854)		3,191,313
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 14.3% of net assets

Time Deposits 14.3%
BNP Paribas
0.26%, 01/03/17 (c)	96,244	96,244
Citibank
0.26%, 01/03/17 (c)	96,244	96,244
DNB
0.26%, 01/03/17 (c)	96,244	96,244
JPMorgan Chase Bank
0.26%, 01/03/17 (c)	87,622	87,622
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (c)	96,244	96,244
Total Short-Term Investments
(Cost $472,598)		472,598

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $3,689,452 and the unrealized appreciation and depreciation were $18,768 and ($44,309) respectively, with a net unrealized depreciation of ($25,541).
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

1

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$3,191,313	$—	$—	$3,191,313
Short-Term Investments[1]	—	472,598	—	472,598
Total	$3,191,313	$472,598	$—	$3,663,911
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
2

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
96.3%	Other Investment Companies	4,514,527	4,503,104
16.7%	Short-Term Investments	781,446	781,446
113.0%	Total Investments	5,295,973	5,284,550
(13.0%)	Other Assets and Liabilities, Net		(609,760)
100.0%	Net Assets		4,674,790

Security	Number of Shares	Value ($)
Other Investment Companies 96.3% of net assets

U.S. Stocks 35.7%
Large-Cap 33.2%
Schwab U.S. Large-Cap ETF (a)	29,186	1,554,446
Small-Cap 2.5%
Schwab U.S. Small-Cap ETF (a)	1,881	115,644
		1,670,090

International Stocks 14.7%
Developed-Market Large-Cap 13.8%
Schwab International Equity ETF (a)	23,346	646,217
Emerging-Market 0.9%
Schwab Emerging Markets Equity ETF (a)	1,815	39,132
		685,349

Real Assets 1.4%
Real Estate 1.4%
Schwab U.S. REIT ETF (a)	1,640	67,306

Fixed Income 43.1%
Inflation-Protected Bond 2.9%
Schwab U.S. TIPS ETF (a)	2,461	134,961
Intermediate-Term Bond 35.3%
Schwab U.S. Aggregate Bond ETF (a)	32,060	1,651,090
Treasury Bond 4.9%
Schwab Short-Term U.S. Treasury ETF (a)	4,507	227,243
		2,013,294

Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.70% (a)(b)	67,045	67,065
Total Other Investment Companies
(Cost $4,514,527)		4,503,104
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 16.7% of net assets

Time Deposits 16.7%
Australia & New Zealand Banking Group Ltd.
0.26%, 01/03/17 (c)	135,619	135,619
BNP Paribas
0.26%, 01/03/17 (c)	135,619	135,619
Citibank
0.26%, 01/03/17 (c)	135,619	135,619
DNB
0.26%, 01/03/17 (c)	135,619	135,619
JPMorgan Chase Bank
0.26%, 01/03/17 (c)	103,351	103,351
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (c)	135,619	135,619
Total Short-Term Investments
(Cost $781,446)		781,446

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $5,297,042 and the unrealized appreciation and depreciation were $18,700 and ($31,192), respectively, with a net unrealized depreciation of ($12,492).
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

1

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$4,503,104	$—	$—	$4,503,104
Short-Term Investments[1]	—	781,446	—	781,446
Total	$4,503,104	$781,446	$—	$5,284,550
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
2

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.3%	Other Investment Companies	9,311,000	9,310,878
11.2%	Short-Term Investments	1,074,245	1,074,245
108.5%	Total Investments	10,385,245	10,385,123
(8.5%)	Other Assets and Liabilities, Net		(814,523)
100.0%	Net Assets		9,570,600

Security	Number of Shares	Value ($)
Other Investment Companies 97.3% of net assets

U.S. Stocks 42.8%
Large-Cap 39.5%
Schwab U.S. Large-Cap ETF (a)	70,916	3,776,986
Small-Cap 3.3%
Schwab U.S. Small-Cap ETF (a)	5,204	319,942
		4,096,928

International Stocks 18.5%
Developed-Market Large-Cap 17.1%
Schwab International Equity ETF (a)	58,994	1,632,954
Emerging-Market 1.4%
Schwab Emerging Markets Equity ETF (a)	6,488	139,881
		1,772,835

Real Assets 1.8%
Real Estate 1.8%
Schwab U.S. REIT ETF (a)	4,234	173,763

Fixed Income 33.1%
Inflation-Protected Bond 0.8%
Schwab U.S. TIPS ETF (a)	1,303	71,457
Intermediate-Term Bond 29.7%
Schwab U.S. Aggregate Bond ETF (a)	55,278	2,846,817
Treasury Bond 2.6%
Schwab Short-Term U.S. Treasury ETF (a)	4,938	248,974
		3,167,248

Money Market Fund 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.70% (a)(b)	100,073	100,104
Total Other Investment Companies
(Cost $9,311,000)		9,310,878
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 11.2% of net assets

Time Deposits 11.2%
Australia & New Zealand Banking Group Ltd.
0.26%, 01/03/17 (c)	91,281	91,281
Bank of Montreal
0.26%, 01/03/17 (c)	91,281	91,281
Bank of Tokyo-Mitsubishi UFJ
0.26%, 01/03/17 (c)	91,281	91,281
BNP Paribas
0.26%, 01/03/17 (c)	91,281	91,281
Brown Brothers Harriman
0.26%, 01/03/17 (c)	161,435	161,435
Citibank
0.26%, 01/03/17 (c)	91,281	91,281
DNB
0.26%, 01/03/17 (c)	91,281	91,281
JPMorgan Chase Bank
0.26%, 01/03/17 (c)	91,281	91,281
National Australia Bank
0.26%, 01/03/17 (c)	91,281	91,281
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (c)	91,281	91,281
Wells Fargo
0.26%, 01/03/17 (c)	91,281	91,281
Total Short-Term Investments
(Cost $1,074,245)		1,074,245

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $10,385,257 and the unrealized appreciation and depreciation were $81,448 and ($81,582), respectively, with a net unrealized depreciation of ($134).
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

1

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$9,310,878	$—	$—	$9,310,878
Short-Term Investments[1]	—	1,074,245	—	1,074,245
Total	$9,310,878	$1,074,245	$—	$10,385,123
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
2

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.3%	Other Investment Companies	6,731,200	6,737,305
0.4%	Short-Term Investment	27,643	27,643
97.7%	Total Investments	6,758,843	6,764,948
2.3%	Other Assets and Liabilities, Net		158,215
100.0%	Net Assets		6,923,163

Security	Number of Shares	Value ($)
Other Investment Companies 97.3% of net assets

U.S. Stocks 47.7%
Large-Cap 43.4%
Schwab U.S. Large-Cap ETF (a)	56,474	3,007,805
Small-Cap 4.3%
Schwab U.S. Small-Cap ETF (a)	4,821	296,395
		3,304,200

International Stocks 21.6%
Developed-Market Large-Cap 19.5%
Schwab International Equity ETF (a)	48,789	1,350,480
Emerging-Market 2.1%
Schwab Emerging Markets Equity ETF (a)	6,700	144,452
		1,494,932

Real Assets 2.3%
Real Estate 2.3%
Schwab U.S. REIT ETF (a)	3,860	158,414

Fixed Income 25.5%
Intermediate-Term Bond 23.9%
Schwab U.S. Aggregate Bond ETF (a)	32,100	1,653,150
Treasury Bond 1.6%
Schwab Short-Term U.S. Treasury ETF (a)	2,213	111,580
		1,764,730

Security	Number of Shares	Value ($)
Money Market Fund 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.70% (a)(b)	15,025	15,029
Total Other Investment Companies
(Cost $6,731,200)		6,737,305
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (c)	27,643	27,643
Total Short-Term Investment
(Cost $27,643)		27,643

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $6,767,664 and the unrealized appreciation and depreciation were $56,664 and ($59,380), respectively, with a net unrealized depreciation of ($2,716).
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$6,737,305	$—	$—	$6,737,305
Short-Term Investment[1]	—	27,643	—	27,643
Total	$6,737,305	$27,643	$—	$6,764,948
[1]	As categorized in Portfolio Holdings.
1

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
2

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.6%	Other Investment Companies	6,317,398	6,343,509
3.9%	Short-Term Investments	253,666	253,666
101.5%	Total Investments	6,571,064	6,597,175
(1.5%)	Other Assets and Liabilities, Net		(96,514)
100.0%	Net Assets		6,500,661

Security	Number of Shares	Value ($)
Other Investment Companies 97.6% of net assets

U.S. Stocks 51.4%
Large-Cap 46.3%
Schwab U.S. Large-Cap ETF (a)	56,503	3,009,350
Small-Cap 5.1%
Schwab U.S. Small-Cap ETF (a)	5,357	329,348
		3,338,698

International Stocks 24.4%
Developed-Market Large-Cap 21.7%
Schwab International Equity ETF (a)	50,965	1,410,711
Emerging-Market 2.7%
Schwab Emerging Markets Equity ETF (a)	8,131	175,305
		1,586,016

Real Assets 2.7%
Real Estate 2.7%
Schwab U.S. REIT ETF (a)	4,299	176,431

Fixed Income 19.1%
Intermediate-Term Bond 18.1%
Schwab U.S. Aggregate Bond ETF (a)	22,843	1,176,415
Treasury Bond 1.0%
Schwab Short-Term U.S. Treasury ETF (a)	1,308	65,949
		1,242,364
Total Other Investment Companies
(Cost $6,317,398)		6,343,509
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.9% of net assets

Time Deposits 3.9%
Australia & New Zealand Banking Group Ltd.
0.26%, 01/03/17 (b)	63,377	63,377
Bank of Tokyo-Mitsubishi UFJ
0.26%, 01/03/17 (b)	63,377	63,377
BNP Paribas
0.26%, 01/03/17 (b)	63,377	63,377
Brown Brothers Harriman
0.26%, 01/03/17 (b)	158	158
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (b)	63,377	63,377
Total Short-Term Investments
(Cost $253,666)		253,666

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $6,572,456 and the unrealized appreciation and depreciation were $76,761 and ($52,042), respectively, with a net unrealized appreciation of $24,719.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$6,343,509	$—	$—	$6,343,509
Short-Term Investments[1]	—	253,666	—	253,666
Total	$6,343,509	$253,666	$—	$6,597,175
[1]	As categorized in Portfolio Holdings.
1

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
2

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.7%	Other Investment Companies	5,050,526	5,079,737
2.0%	Short-Term Investment	104,393	104,393
100.7%	Total Investments	5,154,919	5,184,130
(0.7%)	Other Assets and Liabilities, Net		(36,905)
100.0%	Net Assets		5,147,225

Security	Number of Shares	Value ($)
Other Investment Companies 98.7% of net assets

U.S. Stocks 55.1%
Large-Cap 49.2%
Schwab U.S. Large-Cap ETF (a)	47,576	2,533,898
Small-Cap 5.9%
Schwab U.S. Small-Cap ETF (a)	4,961	305,002
		2,838,900

International Stocks 27.3%
Developed-Market Large-Cap 23.9%
Schwab International Equity ETF (a)	44,343	1,227,414
Emerging-Market 3.4%
Schwab Emerging Markets Equity ETF (a)	8,166	176,059
		1,403,473

Real Assets 3.2%
Real Estate 3.2%
Schwab U.S. REIT ETF (a)	3,977	163,216

Fixed Income 13.1%
Intermediate-Term Bond 12.5%
Schwab U.S. Aggregate Bond ETF (a)	12,541	645,862
Security	Number of Shares	Value ($)
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF (a)	561	28,286
		674,148
Total Other Investment Companies
(Cost $5,050,526)		5,079,737
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 2.0% of net assets

Time Deposit 2.0%
Australia & New Zealand Banking Group Ltd.
0.26%, 01/03/17 (b)	104,393	104,393
Total Short-Term Investment
(Cost $104,393)		104,393

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $5,155,942 and the unrealized appreciation and depreciation were $74,631 and ($46,443), respectively, with a net unrealized appreciation of $28,188.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$5,079,737	$—	$—	$5,079,737
Short-Term Investment[1]	—	104,393	—	104,393
Total	$5,079,737	$104,393	$—	$5,184,130
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
1

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.9%	Other Investment Companies	3,993,640	3,992,126
3.6%	Short-Term Investments	143,536	143,536
102.5%	Total Investments	4,137,176	4,135,662
(2.5%)	Other Assets and Liabilities, Net		(99,791)
100.0%	Net Assets		4,035,871

Security	Number of Shares	Value ($)
Other Investment Companies 98.9% of net assets

U.S. Stocks 57.4%
Large-Cap 51.0%
Schwab U.S. Large-Cap ETF (a)	38,612	2,056,528
Small-Cap 6.4%
Schwab U.S. Small-Cap ETF (a)	4,220	259,445
		2,315,973

International Stocks 28.7%
Developed-Market Large-Cap 25.0%
Schwab International Equity ETF (a)	36,483	1,009,850
Emerging-Market 3.7%
Schwab Emerging Markets Equity ETF (a)	6,988	150,661
		1,160,511

Real Assets 3.3%
Real Estate 3.3%
Schwab U.S. REIT ETF (a)	3,259	133,749

Fixed Income 9.5%
Intermediate-Term Bond 9.1%
Schwab U.S. Aggregate Bond ETF (a)	7,107	366,011
Security	Number of Shares	Value ($)
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF (a)	315	15,882
		381,893
Total Other Investment Companies
(Cost $3,993,640)		3,992,126
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.6% of net assets

Time Deposits 3.6%
Bank of Tokyo-Mitsubishi UFJ
0.26%, 01/03/17 (b)	26,564	26,564
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (b)	116,972	116,972
Total Short-Term Investments
(Cost $143,536)		143,536

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $4,138,063 and the unrealized appreciation and depreciation were $25,403 and ($27,804) respectively, with a net unrealized depreciation of ($2,401).
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$3,992,126	$—	$—	$3,992,126
Short-Term Investments[1]	—	143,536	—	143,536
Total	$3,992,126	$143,536	$—	$4,135,662
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
1

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.1%	Other Investment Companies	2,286,724	2,302,144
2.7%	Short-Term Investments	62,187	62,187
101.8%	Total Investments	2,348,911	2,364,331
(1.8%)	Other Assets and Liabilities, Net		(40,717)
100.0%	Net Assets		2,323,614

Security	Number of Shares	Value ($)
Other Investment Companies 99.1% of net assets

U.S. Stocks 58.6%
Large-Cap 51.9%
Schwab U.S. Large-Cap ETF (a)	22,626	1,205,061
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF (a)	2,547	156,590
		1,361,651

International Stocks 29.8%
Developed-Market Large-Cap 25.8%
Schwab International Equity ETF (a)	21,641	599,023
Emerging-Market 4.0%
Schwab Emerging Markets Equity ETF (a)	4,281	92,298
		691,321

Real Assets 3.5%
Real Estate 3.5%
Schwab U.S. REIT ETF (a)	2,005	82,285

Fixed Income 7.2%
Intermediate-Term Bond 6.9%
Schwab U.S. Aggregate Bond ETF (a)	3,125	160,937
Security	Number of Shares	Value ($)
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF (a)	118	5,950
		166,887
Total Other Investment Companies
(Cost $2,286,724)		2,302,144
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.7% of net assets

Time Deposits 2.7%
BNP Paribas
0.26%, 01/03/17 (b)	22,306	22,306
Brown Brothers Harriman
0.26%, 01/03/17 (b)	17,575	17,575
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (b)	22,306	22,306
Total Short-Term Investments
(Cost $62,187)		62,187

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $2,349,843 and the unrealized appreciation and depreciation were $33,437 and ($18,949), respectively, with a net unrealized appreciation of $14,488.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$2,302,144	$—	$—	$2,302,144
Short-Term Investments[1]	—	62,187	—	62,187
Total	$2,302,144	$62,187	$—	$2,364,331
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
1

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.6%	Other Investment Companies	2,336,328	2,362,664
3.7%	Short-Term Investments	87,224	87,224
103.3%	Total Investments	2,423,552	2,449,888
(3.3%)	Other Assets and Liabilities, Net		(78,008)
100.0%	Net Assets		2,371,880

Security	Number of Shares	Value ($)
Other Investment Companies 99.6% of net assets

U.S. Stocks 59.9%
Large-Cap 52.7%
Schwab U.S. Large-Cap ETF (a)	23,499	1,251,557
Small-Cap 7.2%
Schwab U.S. Small-Cap ETF (a)	2,769	170,238
		1,421,795

International Stocks 31.0%
Developed-Market Large-Cap 26.7%
Schwab International Equity ETF (a)	22,871	633,069
Emerging-Market 4.3%
Schwab Emerging Markets Equity ETF (a)	4,763	102,690
		735,759

Real Assets 3.7%
Real Estate 3.7%
Schwab U.S. REIT ETF (a)	2,140	87,826

Fixed Income 5.0%
Intermediate-Term Bond 4.8%
Schwab U.S. Aggregate Bond ETF (a)	2,201	113,351
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF (a)	78	3,933
		117,284
Total Other Investment Companies
(Cost $2,336,328)		2,362,664
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
BNP Paribas
0.26%, 01/03/17 (b)	23,113	23,113
Brown Bothers Harriman
0.26%, 01/03/17 (b)	17,885	17,885
JPMorgan Chase Bank
0.26%, 01/03/17 (b)	23,113	23,113
National Australia Bank
0.26%, 01/03/17 (b)	23,113	23,113
Total Short-Term Investments
(Cost $87,224)		87,224

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $2,423,552 and the unrealized appreciation and depreciation were $44,553 and ($18,217) respectively, with a net unrealized appreciation of $26,336.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$2,362,664	$—	$—	$2,362,664
Short-Term Investments[1]	—	87,224	—	87,224
Total	$2,362,664	$87,224	$—	$2,449,888
[1]	As categorized in Portfolio Holdings.
1

Schwab Target 2055 Index Fund
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
2

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Other Investment Companies	3,116,069	3,137,485
2.2%	Short-Term Investment	70,432	70,432
101.7%	Total Investments	3,186,501	3,207,917
(1.7%)	Other Assets and Liabilities, Net		(54,515)
100.0%	Net Assets		3,153,402

Security	Number of Shares	Value ($)
Other Investment Companies 99.5% of net assets

U.S. Stocks 60.0%
Large-Cap 52.9%
Schwab U.S. Large-Cap ETF (a)	31,291	1,666,559
Small-Cap 7.1%
Schwab U.S. Small-Cap ETF (a)	3,654	224,648
		1,891,207

International Stocks 31.2%
Developed-Market Large-Cap 26.8%
Schwab International Equity ETF (a)	30,550	845,624
Emerging-Market 4.4%
Schwab Emerging Markets Equity ETF (a)	6,442	138,889
		984,513

Real Assets 3.8%
Real Estate 3.8%
Schwab U.S. REIT ETF (a)	2,926	120,083

Fixed Income 4.5%
Intermediate-Term Bond 4.4%
Schwab U.S. Aggregate Bond ETF (a)	2,663	137,144
Security	Number of Shares	Value ($)
Treasury Bond 0.1%
Schwab Short-Term U.S. Treasury ETF (a)	90	4,538
		141,682
Total Other Investment Companies
(Cost $3,116,069)		3,137,485
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 2.2% of net assets

Time Deposit 2.2%
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (b)	70,432	70,432
Total Short-Term Investment
(Cost $70,432)		70,432

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $3,186,501 and the unrealized appreciation and depreciation were $35,518 and ($14,102) respectively, with a net unrealized appreciation of $21,416.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$3,137,485	$—	$—	$3,137,485
Short-Term Investment[1]	—	70,432	—	70,432
Total	$3,137,485	$70,432	$—	$3,207,917
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
1

Schwab Target Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2

Schwab Target Funds
Notes to Portfolio Holdings (continued)

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended December 31, 2016:
Schwab Target 2010 Index Fund:
Underlying Funds	Balance of Shares Held at 08/25/16(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 08/25/16(a) to 12/31/16	Distributions Received* 08/25/16(a) to 12/31/16
Schwab International Equity ETF	—	5,844	—	5,844	$161,762	$—	$3,340
Schwab Short-Term U.S. Treasury ETF	—	2,800	—	2,800	141,176	—	215
Schwab U.S. Aggregate Bond ETF	—	13,271	—	13,271	683,457	—	3,038
Schwab U.S. Large-Cap ETF	—	7,963	—	7,963	424,109	—	2,673
Schwab U.S. REIT ETF	—	429	—	429	17,606	—	209
Schwab U.S. Small-Cap ETF	—	450	—	450	27,666	—	154
Schwab U.S. TIPS ETF	—	1,910	—	1,910	104,744	—	960
Schwab Variable Share Price Money Fund, Ultra Shares	—	56,033	—	56,033	56,050	—	52
Total					$1,616,570	$—	$10,641
Schwab Target 2015 Index Fund:
Underlying Funds	Balance of Shares Held at 08/25/16(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 08/25/16(a) to 12/31/16	Distributions Received* 08/25/16(a) to 12/31/16
Schwab International Equity ETF	—	12,251	—	12,251	$339,108	$—	$7,080
Schwab Short-Term U.S. Treasury ETF	—	5,179	—	5,179	261,125	—	541
Schwab U.S. Aggregate Bond ETF	—	25,529	—	25,529	1,314,743	—	7,792
Schwab U.S. Large-Cap ETF	—	16,526	—	16,526	880,175	—	6,129
Schwab U.S. REIT ETF	—	924	—	924	37,921	—	463
Schwab U.S. Small-Cap ETF	—	968	—	968	59,513	—	349
Schwab U.S. TIPS ETF	—	3,621	—	3,621	198,576	—	2,160
Schwab Variable Share Price Money Fund, Ultra Shares	—	100,122	—	100,122	100,152	—	148
Total					$3,191,313	$—	$24,662
Schwab Target 2020 Index Fund:
Underlying Funds	Balance of Shares Held at 08/25/16(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 08/25/16(a) to 12/31/16	Distributions Received* 08/25/16(a) to 12/31/16
Schwab Emerging Markets Equity ETF	—	1,815	—	1,815	$39,132	$—	$687
Schwab International Equity ETF	—	23,580	(234)	23,346	646,217	(277)	12,221
Schwab Short-Term U.S. Treasury ETF	—	4,574	(67)	4,507	227,243	(12)	294
Schwab U.S. Aggregate Bond ETF	—	32,446	(386)	32,060	1,651,090	(451)	6,327
Schwab U.S. Large-Cap ETF	—	29,514	(328)	29,186	1,554,446	(323)	8,332
Schwab U.S. REIT ETF	—	1,640	—	1,640	67,306	—	670
Schwab U.S. Small-Cap ETF	—	1,909	(28)	1,881	115,644	6	555
Schwab U.S. TIPS ETF	—	2,481	(20)	2,461	134,961	(6)	1,223
Schwab Variable Share Price Money Fund, Ultra Shares	—	67,045	—	67,045	67,065	—	67
Total					$4,503,104	($1,063)	$30,376
3

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2025 Index Fund:
Underlying Funds	Balance of Shares Held at 08/25/16(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 08/25/16(a) to 12/31/16	Distributions Received* 08/25/16(a) to 12/31/16
Schwab Emerging Markets Equity ETF	—	6,488	—	6,488	$139,881	$—	$2,403
Schwab International Equity ETF	—	58,994	—	58,994	1,632,954	—	31,724
Schwab Short-Term U.S. Treasury ETF	—	4,938	—	4,938	248,974	—	369
Schwab U.S. Aggregate Bond ETF	—	55,861	(583)	55,278	2,846,817	(12)	12,453
Schwab U.S. Large-Cap ETF	—	71,709	(793)	70,916	3,776,986	126	20,953
Schwab U.S. REIT ETF	—	4,234	—	4,234	173,763	—	1,790
Schwab U.S. Small-Cap ETF	—	5,204	—	5,204	319,942	—	1,565
Schwab U.S. TIPS ETF	—	1,303	—	1,303	71,457	—	719
Schwab Variable Share Price Money Fund, Ultra Shares	—	100,073	—	100,073	100,104	—	107
Total					$9,310,878	$114	$72,083
Schwab Target 2030 Index Fund:
Underlying Funds	Balance of Shares Held at 08/25/16(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 08/25/16(a) to 12/31/16	Distributions Received* 08/25/16(a) to 12/31/16
Schwab Emerging Markets Equity ETF	—	7,043	(343)	6,700	$144,452	($654)	$2,947
Schwab International Equity ETF	—	50,891	(2,102)	48,789	1,350,480	(3,109)	31,805
Schwab Short-Term U.S. Treasury ETF	—	2,213	—	2,213	111,580	—	198
Schwab U.S. Aggregate Bond ETF	—	33,725	(1,625)	32,100	1,653,150	(3,367)	8,743
Schwab U.S. Large-Cap ETF	—	58,640	(2,166)	56,474	3,007,805	(976)	21,714
Schwab U.S. REIT ETF	—	4,030	(170)	3,860	158,414	(579)	2,046
Schwab U.S. Small-Cap ETF	—	4,959	(138)	4,821	296,395	(136)	1,881
Schwab Variable Share Price Money Fund, Ultra Shares	—	15,025	—	15,025	15,029	—	27
Total					$6,737,305	($8,821)	$69,361
Schwab Target 2035 Index Fund:
Underlying Funds	Balance of Shares Held at 08/25/16(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 08/25/16(a) to 12/31/16	Distributions Received* 08/25/16(a) to 12/31/16
Schwab Emerging Markets Equity ETF	—	8,244	(113)	8,131	$175,305	($7)	$3,237
Schwab International Equity ETF	—	51,689	(724)	50,965	1,410,711	(123)	29,176
Schwab Short-Term U.S. Treasury ETF	—	1,327	(19)	1,308	65,949	(1)	117
Schwab U.S. Aggregate Bond ETF	—	23,454	(611)	22,843	1,176,415	(114)	6,000
Schwab U.S. Large-Cap ETF	—	58,050	(1,547)	56,503	3,009,350	(648)	19,259
Schwab U.S. REIT ETF	—	4,357	(58)	4,299	176,431	(5)	2,032
Schwab U.S. Small-Cap ETF	—	5,506	(149)	5,357	329,348	(301)	1,876
Total					$6,343,509	($1,199)	$61,697
4

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2040 Index Fund:
Underlying Funds	Balance of Shares Held at 08/25/16(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 08/25/16(a) to 12/31/16	Distributions Received* 08/25/16(a) to 12/31/16
Schwab Emerging Markets Equity ETF	—	8,166	—	8,166	$176,059	$—	$3,500
Schwab International Equity ETF	—	44,740	(397)	44,343	1,227,414	(592)	27,902
Schwab Short-Term U.S. Treasury ETF	—	561	—	561	28,286	—	53
Schwab U.S. Aggregate Bond ETF	—	12,648	(107)	12,541	645,862	(260)	3,396
Schwab U.S. Large-Cap ETF	—	48,136	(560)	47,576	2,533,898	(144)	17,430
Schwab U.S. REIT ETF	—	3,977	—	3,977	163,216	—	1,954
Schwab U.S. Small-Cap ETF	—	5,047	(86)	4,961	305,002	(27)	1,854
Total					$5,079,737	($1,023)	$56,089
Schwab Target 2045 Index Fund:
Underlying Funds	Balance of Shares Held at 08/25/16(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 08/25/16(a) to 12/31/16	Distributions Received* 08/25/16(a) to 12/31/16
Schwab Emerging Markets Equity ETF	—	7,158	(170)	6,988	$150,661	$37	$2,668
Schwab International Equity ETF	—	37,256	(773)	36,483	1,009,850	(231)	19,880
Schwab Short-Term U.S. Treasury ETF	—	315	—	315	15,882	—	26
Schwab U.S. Aggregate Bond ETF	—	7,250	(143)	7,107	366,011	(192)	1,698
Schwab U.S. Large-Cap ETF	—	39,303	(691)	38,612	2,056,528	(421)	12,703
Schwab U.S. REIT ETF	—	3,259	—	3,259	133,749	—	1,506
Schwab U.S. Small-Cap ETF	—	4,291	(71)	4,220	259,445	(37)	1,429
Total					$3,992,126	($844)	$39,910
Schwab Target 2050 Index Fund:
Underlying Funds	Balance of Shares Held at 08/25/16(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 08/25/16(a) to 12/31/16	Distributions Received* 08/25/16(a) to 12/31/16
Schwab Emerging Markets Equity ETF	—	4,365	(84)	4,281	$92,298	($29)	$1,856
Schwab International Equity ETF	—	22,200	(559)	21,641	599,023	(268)	13,299
Schwab Short-Term U.S. Treasury ETF	—	118	—	118	5,950	—	11
Schwab U.S. Aggregate Bond ETF	—	3,220	(95)	3,125	160,937	(30)	864
Schwab U.S. Large-Cap ETF	—	23,260	(634)	22,626	1,205,061	(530)	8,375
Schwab U.S. REIT ETF	—	2,056	(51)	2,005	82,285	(46)	1,007
Schwab U.S. Small-Cap ETF	—	2,610	(63)	2,547	156,590	(29)	967
Total					$2,302,144	($932)	$26,379
5

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2055 Index Fund:
Underlying Funds	Balance of Shares Held at 08/25/16(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 08/25/16(a) to 12/31/16	Distributions Received* 08/25/16(a) to 12/31/16
Schwab Emerging Markets Equity ETF	—	4,763	—	4,763	$102,690	$—	$2,116
Schwab International Equity ETF	—	22,871	—	22,871	633,069	—	14,554
Schwab Short-Term U.S. Treasury ETF	—	78	—	78	3,933	—	7
Schwab U.S. Aggregate Bond ETF	—	2,201	—	2,201	113,351	—	611
Schwab U.S. Large-Cap ETF	—	23,499	—	23,499	1,251,557	—	8,491
Schwab U.S. REIT ETF	—	2,140	—	2,140	87,826	—	1,083
Schwab U.S. Small-Cap ETF	—	2,769	—	2,769	170,238	—	1,010
Total					$2,362,664	$—	$27,872
Schwab Target 2060 Index Fund:
Underlying Funds	Balance of Shares Held at 08/25/16(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 08/25/16(a) to 12/31/16	Distributions Received* 08/25/16(a) to 12/31/16
Schwab Emerging Markets Equity ETF	—	6,442	—	6,442	$138,889	$—	$2,858
Schwab International Equity ETF	—	30,550	—	30,550	845,624	—	19,728
Schwab Short-Term U.S. Treasury ETF	—	90	—	90	4,538	—	7
Schwab U.S. Aggregate Bond ETF	—	2,663	—	2,663	137,144	—	544
Schwab U.S. Large-Cap ETF	—	31,291	—	31,291	1,666,559	—	11,376
Schwab U.S. REIT ETF	—	2,926	—	2,926	120,083	—	1,442
Schwab U.S. Small-Cap ETF	—	3,654	—	3,654	224,648	—	1,369
Total					$3,137,485	$—	$37,324
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	Commencement of operations.
REG87628DEC16
6

Item 2.	Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	2/13/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	2/13/17

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	2/13/17